EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE
NOTE 16:	EARNINGS PER SHARE

Basic earnings per share

The calculation of basic earnings per share as of December 31, 2021, 2020 and 2019 was based on the profit for the year divided by a weighted average number of ordinary shares outstanding, calculated as follows:

Profit for the year:

	Year ended December 31
	2021	2020	2019
	USD thousands

Profit for the year	73,223	2,139	6,224

Weighted average number of ordinary shares:

	Year ended December 31
	2021	2020	2019
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share as at December 31	144,493,989	133,991,210	111,231,769

Basic earnings per share (in USD)	0.51	0.02	0.06

Diluted earnings per share:

The calculation of diluted earnings per share as of December 31, 2021, 2020 and 2019 was based on profit or for the year divided by a weighted average number of shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2021	2020	2019
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	144,493,989	133,991,210	111,231,769
Effect of share options on issue	8,212,903	4,714,985	3,576,114

Weighted average number of ordinary shares used to calculate diluted earnings per share	152,706,892	138,706,195	114,807,883

Diluted earnings per share (in USD)	0.48	0.02	0.05